CONVERTIBLE SENIOR NOTE (Carrying Amount) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 18, 2009
Debt Instrument [Line Items]
Carrying amount		$ 1,272,619
Convertible Notes Payable [Member] | Nokia Growth Partners (NGP) [Member]
Debt Instrument [Line Items]
Long-term convertible debt		2,032,620	6,775,400	6,775,400
Debt discount		(1,303,579)
Accumulated amortization of debt discount		471,852
Accrued interest		71,726
Carrying amount		$ 1,272,619